Investments Held at Fair Value - Narrative (Details) $ / shares in Units, $ in Thousands						1 Months Ended				2 Months Ended	5 Months Ended	12 Months Ended
	Jul. 02, 2024 USD ($)	May 26, 2023 shares	Feb. 21, 2023 $ / shares	Aug. 19, 2022 USD ($) shares	Jan. 13, 2022 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	May 31, 2023 $ / shares shares	Feb. 28, 2023 $ / shares shares	Feb. 21, 2023 $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Oct. 18, 2024 shares	Aug. 08, 2022 shares	Feb. 09, 2019 shares
Investments held at fair value [Line Items]
Financial assets												$ 390,873	$ 479,146
Proportion of ownership interest in investee (as a percent)													2.30%
Investment in Gelesis 2023 Warrants													$ 280,708
Common stock (in per share) | $ / shares						$ 330
Other cash receipts from sales of equity or debt instruments of other entities												(298,109)	(33,309)	$ (118,710)
Loss realised on sale of investments													(265)
Proceed from transaction fees													33,309
Common stock percentage																	0.086
Seaport
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares) | shares															179,248,000
Gelesis
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments												(1,264)	(18,476)
Investment in Gelesis 2023 Warrants					$ 14,214
Number of earnout shares received from SPAC exchange (in shares) | shares					4,526,622
Number of warrants (in shares) | shares		43,133,803					192,307,692	23,688,047	23,688,047
Exercise price of warrants (in usd per share) | $ / shares			$ 0.2744					$ 0.2744	$ 0.2744
Expiring term after issuance			5 years
Warrants fair value												0	1,121
Gelesis | Top of range
Investments held at fair value [Line Items]
Exercise price of warrants (in usd per share) | $ / shares							$ 0.0182
Gelesis | Bottom of range
Investments held at fair value [Line Items]
Exercise price of warrants (in usd per share) | $ / shares							$ 0.0142
Sonde
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments												(5,102)	(994)	235
series A-2 preferred stock | Seaport
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares) | shares															8,421,052
Series A-1 Preferred Stock | Seaport
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares) | shares															40,000,000
Preferred stock, series B | Seaport
Investments held at fair value [Line Items]
Number of shares issued by investee (in shares) | shares															3,031,578
Vedanta
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments												2,990	(6,303)
Financial assets												11,163	14,153
Karuna
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments												11,813	$ 107,079	134,952
Other cash receipts from sales of equity or debt instruments of other entities						$ (292,672)				$ (115,457)
Number of associate's common stock held at fair value | shares						886,885,000							886,885
Loss realised on sale of investments										$ (29,303)
Karuna | Common
Investments held at fair value [Line Items]
Sale of equity instruments in other entities (in shares) | shares													167,579			125,000
Exercise of call options, maximum number of common stocks to be purchased (in shares) | shares																477,100
Vor
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments												(3,046)	$ (11,756)	(16,247)
Financial assets												$ 2,966	$ 6,012
Number of associate's common stock held at fair value | shares												2,671,800
Sale of equity instruments in other entities (in shares) | shares													535,400
Proceeds from sale of equity investment											$ (3,253)
Vor | Common
Investments held at fair value [Line Items]
Sale of equity instruments in other entities (in shares) | shares																	3,207,200
Capstar
Investments held at fair value [Line Items]
SPAC exchange, PIPE transaction, amount					$ 15,000
Business combination, investment in common share					$ 4,961
Vedanta Biosciences (Common)
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments												$ (985)	$ (8,681)	$ (131,419)
Number of earnout shares received from SPAC exchange (in shares) | shares				1,433,914										15,102,000
Acquisition of equity instruments in other entities | shares				500,000
Purchase of investments other than investments accounted for using equity method	$ 5,437			$ 5,000
Number of shares held (in shares) | shares				12,527,476
Seaport
Investments held at fair value [Line Items]
Gains (losses) on change in fair value of equity investments												1,960
Financial assets												177,288
Sonde, After Financing
Investments held at fair value [Line Items]
Financial assets												0
Sonde
Investments held at fair value [Line Items]
Financial assets												5,307
Sonde | Series Preferred A-2 and B
Investments held at fair value [Line Items]
Financial assets												$ 0	$ 10,408